Related Party Balances and Transactions - Summary of Expenses Paid on Behalf of Related Party (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
PPcredit
Related Party Transaction [Line Items]
Expenses paid on behalf of related party	¥ 13,526